Investments - Summary of Equity Method Investments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Equity Method Investments [Line Items]
Equity method investment balance	$ 278,384	$ 236,212	$ 117,780	$ 13,831
Equity method income (loss)	$ (2,700)	(11,461)	7,762	2,628
SKY Biologics Co., Ltd
Schedule of Equity Method Investments [Line Items]
Ownership Percentage	45.00%
Equity method investment balance	$ 93,281	101,537	0	0
Equity method income (loss)	$ (7,895)	(1,756)	0	0
VIVO (Suzhou) Health Industry Investment Fund L.P.
Schedule of Equity Method Investments [Line Items]
Ownership Percentage	15.70%
Equity method investment balance	$ 96,178	55,283	57,351	0
Equity method income (loss)	$ 1,324	(432)	(659)	0
Vivo Innovation Fund II, L.P.
Schedule of Equity Method Investments [Line Items]
Ownership Percentage	16.86%
Equity method investment balance	$ 34,216	30,459	22,179	0
Equity method income (loss)	$ (549)	303	3,458	0
Vivo Co-Invest (S), L.P.
Schedule of Equity Method Investments [Line Items]
Ownership Percentage	100.00%
Equity method investment balance	$ 7,905	7,961	7,965	0
Equity method income (loss)	$ (42)	(19)	(97)	0
Keyvac Biyolojik Urunle Sanayi ve Ticaret Anonim Sirketi
Schedule of Equity Method Investments [Line Items]
Ownership Percentage	55.00%
Equity method investment balance	$ 28,312	24,707	27,384	10,693
Equity method income (loss)	$ 4,341	(8,424)	5,060	2,628
Chongqing Evaheart MEDICAL Device Co., Ltd
Schedule of Equity Method Investments [Line Items]
Ownership Percentage	7.06%
Equity method investment balance	$ 11,960	13,230	0	0
Equity method income (loss)	$ (922)	(857)	0	0
UPH Biopharmaceutical (Private) Limited
Schedule of Equity Method Investments [Line Items]
Ownership Percentage	51.00%
Equity method investment balance	$ 0	219	0	0
Equity method income (loss)	(216)	(276)	0	0
Others
Schedule of Equity Method Investments [Line Items]
Equity method investment balance	6,532	2,816	2,901	3,138
Equity method income (loss)	$ 1,259	$ 0	$ 0	$ 0